Fair Value Measurements - Summary of Fair Value Measurements (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	$ 6,922	$ 16,794
Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	17,651	45,166
Fair Value, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	6,922	16,794
Fair Value, Recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	5,990	20,532
Fair Value, Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	4,739	7,840
Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	6,922	16,794
Fair Value, Recurring [Member] | Public Warrants [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	6,922	16,794
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	10,729	28,372
Fair Value, Recurring [Member] | Private Placement Warrants [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	5,990	20,532
Fair Value, Recurring [Member] | Private Placement Warrants [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative warrant liabilities	$ 4,739	$ 7,840